Note 35 - Dividends - Dividends Paid (Details) - USD ($) $ / shares in Units, $ in Thousands														12 Months Ended
	Mar. 24, 2025	Nov. 11, 2024	Jul. 01, 2024	Mar. 27, 2024	Jan. 02, 2024	Sep. 28, 2023	Jun. 29, 2023	Apr. 03, 2023	Dec. 30, 2022	Oct. 13, 2022	Jul. 14, 2022	Apr. 18, 2022	Jan. 13, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Dividends declared to owners of the Company														$ 10,752	$ 8,752	$ 8,975
Dividends declared to NCI														3,024	1,512	1,814
Dividends recognised as distributions														13,776	10,264	10,789
Dividends declared and paid to owners of the Company														10,752	8,752	7,178
Dividends declared and paid to NCI														1,550	550	1,728
Dividends declared and due to owners of the Company														0	0	1,797
Dividends declared and due to NCI														2,522	1,048	86
Dividends declared, due, and paid, total														14,824	10,350	10,789
Opening balance dividends due														1,048	1,883	0
Dividends declared														13,776	10,264	10,789
Closing balance dividends due														(2,522)	(1,048)	(1,883)
Dividends paid, classified as financing activities														$ 12,302	$ 11,099	$ 8,906
Dividends, cents per share (in dollars per share)	$ 0.14	$ 0.14	$ 0.14	$ 0.14	$ 0.14	$ 0.14	$ 0.14	$ 0.14	$ 0.14	$ 0.14	$ 0.14	$ 0.14	$ 0.14